U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

September 2, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:  Hotchkis and Wiley Funds
File Nos.  333-68740 and 811-10487

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Hotchkis and Wiley Funds (the “Trust”) hereby certifies that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 28, 2009, and filed electronically as Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services, LLC